THE FBR FUNDS

Equity Funds

FBR Focus Fund

Investor Class

Supplement Dated August 13, 2009

To the Prospectus dated

February 28, 2009

The following information supplements the current disclosure in the Prospectus under the section titled “Fund Management” beginning on Page 30:

Effective as of August 22, 2009, FBR Fund Advisers, Inc. (“FBR Fund Advisers”), the investment adviser of the FBR Focus Fund (the “Focus Fund”), will also assume the day-to-day portfolio management of the Focus Fund.

FBR Fund Advisers will use a team of investment professionals to manage the Focus Fund’s portfolio. The portfolio management team consists of David S. Rainey, CFA, Brian E. Macauley, CFA and Ira Rothberg, CFA.  Messrs. Rainey, Macauley and Rothberg joined FBR Fund Advisers on August 13, 2009.  Immediately prior to joining FBR Fund Advisers, each of the portfolio team members were employed as research analysts by Akre Capital Management, LLC, the sub-adviser to the Focus Fund, where they were directly involved in the day-to-day research and management of the Focus Fund’s portfolio investments.  As co-portfolio managers of the Focus Fund, Messrs. Rainey, Macauley and Rothberg will jointly conduct the research, stock selection, portfolio composition and day-to-day trading decisions for the Focus Fund.

Set forth below is biographical information about each of the portfolio team members for the Focus Fund:

David S. Rainey, CFA: Mr. Rainey serves as co-portfolio manager of the Focus Fund.  Mr. Rainey joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, which he joined in May, 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.

Brian E. Macauley, CFA: Mr. Macauley serves as co-portfolio manager of the Focus Fund.  Mr. Macauley joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Macauley served as a Research Analyst at Akre Capital Management, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

Ira Rothberg, CFA: Mr. Rothberg serves as co-portfolio manager of the Focus Fund.  Mr. Rothberg joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Rothberg served as a Research Analyst at Akre Capital Management, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Macauley held an investment analyst position with Ramsey Asset Management.  Mr. Macauley holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.

Effective as of August 22, 2009, Akre Capital Management will no longer be serving as the sub-adviser to the Focus Fund.  All references to Akre Capital Management as sub-adviser to the Focus Fund and to Charles T. Akre, Jr. as portfolio manager of the Focus Fund are hereby deleted from the Prospectus effective as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE FBR FUNDS

Equity Funds

FBR Focus Fund

I Class

Supplement Dated August 13, 2009

To the Prospectus dated

February 28, 2009

The following information supplements the current disclosure in the Prospectus under the section titled “Fund Management” beginning on Page 22:

Effective as of August 22, 2009, FBR Fund Advisers, Inc. (“FBR Fund Advisers”), the investment adviser of the FBR Focus Fund (the “Focus Fund”), will also assume the day-to-day portfolio management of the Focus Fund.

FBR Fund Advisers will use a team of investment professionals to manage the Focus Fund’s portfolio. The portfolio management team consists of David S. Rainey, CFA, Brian E. Macauley, CFA and Ira Rothberg, CFA.  Messrs. Rainey, Macauley and Rothberg joined FBR Fund Advisers on August 13, 2009.  Immediately prior to joining FBR Fund Advisers, each of the portfolio team members were employed as research analysts by Akre Capital Management, LLC, the sub-adviser to the Focus Fund, where they were directly involved in the day-to-day research and management of the Focus Fund’s portfolio investments.  As co-portfolio managers of the Focus Fund, Messrs. Rainey, Macauley and Rothberg will jointly conduct the research, stock selection, portfolio composition and day-to-day trading decisions for the Focus Fund.

Set forth below is biographical information about each of the portfolio team members for the Focus Fund:

David S. Rainey, CFA: Mr. Rainey serves as co-portfolio manager of the Focus Fund.  Mr. Rainey joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, which he joined in May, 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.

Brian E. Macauley, CFA: Mr. Macauley serves as co-portfolio manager of the Focus Fund.  Mr. Macauley joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Macauley served as a Research Analyst at Akre Capital Management, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

Ira Rothberg, CFA: Mr. Rothberg serves as co-portfolio manager of the Focus Fund.  Mr. Rothberg joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Rothberg served as a Research Analyst at Akre Capital Management, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Macauley held an investment analyst position with Ramsey Asset Management.  Mr. Macauley holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.

Effective as of August 22, 2009, Akre Capital Management will no longer be serving as the sub-adviser to the Focus Fund.  All references to Akre Capital Management as sub-adviser to the Focus Fund and to Charles T. Akre, Jr. as portfolio manager of the Focus Fund are hereby deleted from the Prospectus effective as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE FBR FUNDS

Equity Funds

FBR Focus Fund

R Class

Supplement Dated August 13, 2009

To the Prospectus dated

February 28, 2009

The following information supplements the current disclosure in the Prospectus under the section titled “Fund Management” beginning on Page 18:

Effective as of August 22, 2009, FBR Fund Advisers, Inc. (“FBR Fund Advisers”), the investment adviser of the FBR Focus Fund (the “Focus Fund”), will also assume the day-to-day portfolio management of the Focus Fund.

FBR Fund Advisers will use a team of investment professionals to manage the Focus Fund’s portfolio. The portfolio management team consists of David S. Rainey, CFA, Brian E. Macauley, CFA and Ira Rothberg, CFA.  Messrs. Rainey, Macauley and Rothberg joined FBR Fund Advisers on August 13, 2009.  Immediately prior to joining FBR Fund Advisers, each of the portfolio team members were employed as research analysts by Akre Capital Management, LLC, the sub-adviser to the Focus Fund, where they were directly involved in the day-to-day research and management of the Focus Fund’s portfolio investments.  As co-portfolio managers of the Focus Fund, Messrs. Rainey, Macauley and Rothberg will jointly conduct the research, stock selection, portfolio composition and day-to-day trading decisions for the Focus Fund.

Set forth below is biographical information about each of the portfolio team members for the Focus Fund:

David S. Rainey, CFA: Mr. Rainey serves as co-portfolio manager of the Focus Fund.  Mr. Rainey joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, which he joined in May, 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.

Brian E. Macauley, CFA: Mr. Macauley serves as co-portfolio manager of the Focus Fund.  Mr. Macauley joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Macauley served as a Research Analyst at Akre Capital Management, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

Ira Rothberg, CFA: Mr. Rothberg serves as co-portfolio manager of the Focus Fund.  Mr. Rothberg joined FBR Fund Advisers in August 2009.  Prior to joining FBR Fund Advisers, Mr. Rothberg served as a Research Analyst at Akre Capital Management, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Macauley held an investment analyst position with Ramsey Asset Management.  Mr. Macauley holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.

Effective as of August 22, 2009, Akre Capital Management will no longer be serving as the sub-adviser to the Focus Fund.  All references to Akre Capital Management as sub-adviser to the Focus Fund and to Charles T. Akre, Jr. as portfolio manager of the Focus Fund are hereby deleted from the Prospectus effective as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.